PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 38,363	$ 22,969	$ 163,799	$ 88,516